Retirement Benefit Plans - Total Defined Benefit Plan Amount Charged to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Net interest income	£ (30)	£ (5)	£ (10)
Current service cost	30	38	36
Past service and GMP costs	0	0	1
Past service curtailment costs	0	5	0
Administration costs	9	8	8
Total	£ 9	£ 46	£ 35